Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	INTERNATIONAL GROWTH & INCOME FUND
Central Index Key	0001439297
Amendment Flag	false
Document Creation Date	Aug. 31, 2015
Document Effective Date	Sep. 01, 2015
Prospectus Date	Sep. 01, 2015
International Growth and Income Fund SM | Class A
Prospectus:
Trading Symbol	IGAAX
International Growth and Income Fund SM | Class 529-F-1
Prospectus:
Trading Symbol	CGIFX
International Growth and Income Fund SM | Class R-1
Prospectus:
Trading Symbol	RIGAX
International Growth and Income Fund SM | Class R-2
Prospectus:
Trading Symbol	RIGBX
International Growth and Income Fund SM | Class R-3
Prospectus:
Trading Symbol	RGICX
International Growth and Income Fund SM | Class R-4
Prospectus:
Trading Symbol	RIGEX
International Growth and Income Fund SM | Class R-5
Prospectus:
Trading Symbol	RIGFX
International Growth and Income Fund SM | Class B
Prospectus:
Trading Symbol	IGIBX
International Growth and Income Fund SM | Class C
Prospectus:
Trading Symbol	IGICX
International Growth and Income Fund SM | Class F-1
Prospectus:
Trading Symbol	IGIFX
International Growth and Income Fund SM | Class F-2
Prospectus:
Trading Symbol	IGFFX
International Growth and Income Fund SM | Class 529-A
Prospectus:
Trading Symbol	CGIAX
International Growth and Income Fund SM | Class 529-B
Prospectus:
Trading Symbol	CGIBX
International Growth and Income Fund SM | Class 529-C
Prospectus:
Trading Symbol	CIICX
International Growth and Income Fund SM | Class 529-E
Prospectus:
Trading Symbol	CGIEX
International Growth and Income Fund SM | Class R-6
Prospectus:
Trading Symbol	RIGGX
International Growth and Income Fund SM | Class R-2E
Prospectus:
Trading Symbol	RIIEX